INCOME TAXES	12 Months Ended
Feb. 28, 2015
INCOME TAXES [Abstract]
INCOME TAXES

18. INCOME TAXES

        The components of the Company's income (loss) before income taxes, by taxing jurisdiction, were as follows:

	February 28, 2015	February 28, 2014
Canada	(24,558)	(22,021)
Luxembourg	322	(12,989)
India	2,721	(155)
China	991	951
Other	605	273

	(19,919)	(33,941)

        Income tax expense, both current and deferred, relates to jurisdictions outside of Canada where losses are not sufficient to cover the tax liability in the region. For the year ended February 28, 2015, the current income tax expenses was $658 [2014 – $353] and the deferred income tax expense was $59 [2014 – $45].

        The reported income tax provision differs from the amount computed by applying the Canadian statutory rate to the net income (loss), for the following reasons:

	2015	2014
Income (loss) before income taxes	(19,919)	(33,941)
Statutory income tax rate	26.50%	26.50%
Expected income tax recovery	(5,279)	(8,994)
Foreign tax rate differences	(177)	3,235
Non-deductible expenses and non-taxable income	(105)	(577)
Change in valuation allowances	6,682	8,307
Share issue costs	(435)	—
Expiry of unrecognized tax credits	—	1,079
Research and development tax credits	(894)	(959)
Prior year adjustments	859	(1,669)
Other	66	(24)

	717	398

        The Company's deferred tax assets and liabilities include the following significant components:

	2015	2014
SR&ED expenditures	7,845	7,595
Research and development tax credits	14,052	13,980
Income tax loss carry forwards	32,643	27,785
Income and expense reserves	192	122
Book and tax differences on assets	1,486	602
Share issue expenses	591	102
Capital loss	19,015	19,015

Gross future tax assets	75,824	69,201
Valuation allowance	(74,278)	(67,596)

Net deferred tax assets	1,546	1,605

        As at February 28, 2015, the Company had cumulative tax loss carryforwards in the following jurisdictions: Canada – $109,014, United States – $7,978, Luxembourg – $53,514. The Company also has capital losses being carried forward in the following jurisdictions: Canada – $16,302; United States – $45,543.

        The losses in Canada expire starting in fiscal 2031 until fiscal 2035. The losses in Luxembourg can be carried forward indefinitely. Income tax benefits relating to the losses in Canada and Luxembourg have not been recognized in the consolidated financial statements as the recognition requirements under the liability method of accounting for income taxes have not been met.

        The losses in the U.S. expire between fiscal 2022 and fiscal 2032. Internal Revenue Code Section 382 imposes an annual limitation on the use of a company's net operating loss carryforwards when a company has an ownership change. The acquisition of Axerra Networks, Inc by the Company resulted in an ownership change as understood by Section 382. As a result, the annual restriction of the amount of losses of Axerra Networks, Inc that may be used has been calculated as $521.

        As at February 28, 2015, the Company had $15,574 of investment tax credits available to reduce future federal Canadian income taxes payable. These investment tax credits begin to expire in 2022. In addition, the Company had provincial research and development tax credits of $2,604, which are available to reduce future provincial income taxes payable. These provincial tax credits begin to expire in 2029. The tax benefit of the federal and provincial tax credits has not been recognized in the consolidated financial statements.

        As at February 28, 2015, the Company has not recorded any liabilities associated with uncertain tax positions.

        The Company remains subject to examination by tax authorities in Canada for years 2006 to 2015 and in the other jurisdictions for tax years 2010 to 2015.

        No deferred income taxes have been provided on undistributed earnings or relating to cash held in foreign jurisdictions, as the Company has determined that any income or withholding taxes on repatriation would either not be significant, or the Company has decided to permanently reinvest the earnings in the foreign jurisdiction.